Business Combinations - Schedule of Proforma Information (Details) - ProModel Acquisition - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenues	$ 36,035	$ 105,749	$ 138,992	$ 121,231
Net income	$ 2,844	$ 11,029	$ 3,903	$ 11,772